United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 08/31/17

Item 1.	Schedule of Investments

Federated Global Total Return Bond Fund
Portfolio of Investments
August 31, 2017 (unaudited)
Foreign Currency Par, Notional Amount or Shares		Value in U.S. Dollars
	BONDS—59.0%
	AUSTRALIAN DOLLAR—1.7%
	Sovereign—1.7%
300,000	Australia, Government of, 2.75%, 4/21/2024	$243,350
170,000	Australia, Government of, Series 21, 5.50%, 6/21/2021	150,627
	TOTAL AUSTRALIAN DOLLAR	393,977
	BRAZILIAN REAL—1.0%
	Sovereign—1.0%
700,000	Brazil, Government of, Series F, 10.00%, 1/1/2025	228,865
	BRITISH POUND—5.3%
	Banking—1.2%
200,000	ICAP PLC, Sr. Unsecd. Note, Series EMTN, 5.50%, 7/31/2018	267,670
	Insurance—0.9%
150,000	MetLife Global Funding I, Series EMTN, 2.875%, 1/11/2023	209,511
	Sovereign—3.2%
140,000	United Kingdom, Government of, 3.25%, 1/22/2044	238,638
100,000	United Kingdom, Government of, Bond, 4.25%, 3/7/2036	184,363
50,000	United Kingdom, Government of, Unsecd. Note, 1.50%, 7/22/2047	61,674
150,000	United Kingdom, Government of, Unsecd. Note, 4.00%, 3/7/2022	225,929
	TOTAL	710,604
	TOTAL BRITISH POUND	1,187,785
	CANADIAN DOLLAR—2.7%
	Sovereign—2.7%
200,000	Canada, Government of, 5.75%, 6/1/2029	223,859
500,000	Canada, Government of, Unsecd. Note, 0.75%, 9/1/2021	389,590
	TOTAL CANADIAN DOLLAR	613,449
	DANISH KRONE—0.2%
	Mortgage Banks—0.2%
233,751	Realkredit Danmark A/S, Series 23D, 5.00%, 7/1/2035	43,122
	EURO—22.7%
	Banking—4.7%
230,000	Citigroup, Inc., Sr. Unsecd. Note, Series EMTN, 0.75%, 10/26/2023	273,037
200,000	Intesa Sanpaolo SpA, Sub. Note, Series EMTN, 3.928%, 9/15/2026	256,116
400,000	JPMorgan Chase & Co., Sr. Unsecd. Note, Series EMTN, 2.75%, 8/24/2022	530,598
	TOTAL	1,059,751
	Pharmaceuticals—2.4%
450,000	Johnson & Johnson, Sr. Unsecd. Note, 0.65%, 5/20/2024	543,390
	Sovereign—15.6%
290,000	Austria, Government of, Sr. Unsecd. Note, 0.75%, 10/20/2026	353,619
340,000	Belgium, Government of, 0.80%, 6/22/2025	419,080
70,000	France, Government of, 0.50%, 5/25/2025	84,541
210,000	France, Government of, 4.25%, 10/25/2023	315,600
80,000	France, Government of, Bond, 4.50%, 4/25/2041	152,636
75,000	France, Government of, OAT, 5.50%, 4/25/2029	135,713
90,000	Germany, Government of, Bond, 4.75%, 7/4/2034	175,165

Foreign Currency Par, Notional Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		EURO—continued
		Sovereign—continued
600,000	[1]	Germany, Government of, Unsecd. Note, 0.00%, 10/8/2021	$729,125
350,000		Italy, Government of, 2.15%, 12/15/2021	444,160
125,000		Netherlands, Government of, 1.75%, 7/15/2023	165,393
120,000		Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	142,139
100,000		Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	133,771
50,000		Spain, Government of, Sr. Unsub., 4.00%, 4/30/2020	66,308
150,000		Spain, Government of, Unsecd. Note, 1.60%, 4/30/2025	186,171
		TOTAL	3,503,421
		TOTAL EURO	5,106,562
		JAPANESE YEN—12.3%
		Sovereign—12.3%
60,000,000		Japan, Government of, 1.90%, 12/20/2023	615,140
18,500,000		Japan, Government of, Sr. Secd. Note, 0.10%, 12/15/2018	168,828
25,000,000		Japan, Government of, Sr. Unsecd. Note, 0.10%, 6/20/2019	228,481
60,000,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 6/20/2035	626,377
34,500,000		Japan, Government of, Sr. Unsecd. Note, 1.70%, 9/20/2044	385,668
40,000,000		Japan, Government of, Sr. Unsecd. Note, 1.80%, 9/20/2030	441,072
28,000,000		Japan, Government of, Sr. Unsecd. Note, 2.10%, 12/20/2026	304,573
		TOTAL JAPANESE YEN	2,770,139
		MEXICAN PESO—3.5%
		Sovereign—3.5%
4,500,000		Mexico, Government of, 8.50%, 12/13/2018	256,717
10,000,000		Mexico, Government of, Sr. Unsecd. Note, 5.00%, 12/11/2019	539,145
		TOTAL MEXICAN PESO	795,862
		POLISH ZLOTY—2.6%
		Sovereign—2.6%
2,200,000		Poland, Government of, Unsecd. Note, 2.50%, 7/25/2026	582,855
		SWEDISH KRONA—0.8%
		Sovereign—0.8%
1,350,000		Sweden, Government of, 1.00%, 11/12/2026	175,920
		U.S. DOLLAR—6.2%
		Airport—1.1%
$235,000		Aeropuertos Argentina 2000 SA, Sec. Fac. Bond, Series 144A, 6.875%, 2/1/2027	248,456
		Banking—2.4%
250,000		Citizens Financial Group, Inc., Sub. Note, 4.30%, 12/3/2025	265,221
270,000		Comerica Bank, Sr. Unsecd. Note, Series BKNT, 2.50%, 6/2/2020	272,917
		TOTAL	538,138
		Finance—0.8%
180,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.85%, 1/15/2027	192,482
		State/Provincial—1.1%
225,000		Provincia De Buenos Aires, Sr. Unsecd. Note, Series 144A, 7.875%, 6/15/2027	242,820
		Utilities—0.8%
170,000		Capex SA, Sr. Unsecd. Note, Series 144A, 6.875%, 5/15/2024	174,250
		TOTAL U.S. DOLLAR	1,396,146
		TOTAL BONDS (IDENTIFIED COST $12,668,776)	13,294,682

Foreign Currency Par, Notional Amount or Shares		Value in U.S. Dollars
	U.S. TREASURY—21.9%
$585,000	United States Treasury Bond, 2.875%, 11/15/2046	$602,047
1,320,000	United States Treasury Note, 1.00%, 11/30/2018	1,315,598
565,000	United States Treasury Note, 1.375%, 12/15/2019	565,221
565,000	United States Treasury Note, 1.75%, 11/30/2021	567,560
180,000	United States Treasury Note, 2.00%, 11/15/2026	178,343
1,690,000	United States Treasury Note, 2.125%, 11/30/2023	1,716,406
	TOTAL U.S. TREASURY (IDENTIFIED COST $4,849,373)	4,945,175
	PURCHASED PUT OPTIONS—0.0%
602,250	JPMorgan Chase & Co. EUR PUT/USD CALL Option, Strike Price $1.205, Expiration Date 9/19/2017 (IDENTIFIED COST $4,881)	8,919
	PURCHASED CALL OPTIONS—0.0%
800,000	Citigroup Global Markets, Inc. USD CALL/JPY PUT Option, Strike Price $112.30, Expiration Date 11/13/2017 (IDENTIFIED COST $5,727)	5,010
	INVESTMENT COMPANIES—14.9%[2]
87,431	Emerging Markets Core Fund	895,291
86,641	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.19%[3]	86,658
164,562	Federated Mortgage Core Portfolio	1,629,164
80,152	Federated Project and Trade Finance Core Fund	734,995
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,370,115)	3,346,108
	TOTAL INVESTMENT IN SECURITIES—95.8% (IDENTIFIED COST $20,898,872)[4]	21,599,894
	OTHER ASSETS AND LIABILITIES - NET—4.2%[5]	940,556
	TOTAL NET ASSETS—100%	$22,540,450
At August 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[6]Long Gilt Futures, Short Futures	3	GBP 493,832	December 2017	$1,270
[6]Ultra 10-Year US Treasury Note Futures, Long Futures	2	$273,063	December 2017	$1,011
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,281
The average notional value of long and short futures contracts held by the Fund throughout the period was $608,281 and $256,717, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2017, the Fund had the following outstanding written put option contracts:
Counterparty	Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
[6]Citigroup Global Markets, Inc.	USD PUT/JPY CALL	800,000	$800,000	11/13/2017	$104.60	$(2,987)
(PREMIUM RECEIVED $5,726)
The average market value of purchased options and written options held by the Fund throughout the period was $9,328 and $299, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
11/10/2017	Bank of America	1,100,000 NZD	$784,828	$3,901
11/10/2017	Bank of America	$350,000	438,207 CAD	$(1,158)
11/10/2017	Bank of America	$680,000	848,062 CAD	$403
11/10/2017	Bank of America	$700,000	879,130 CAD	$(4,493)
11/10/2017	BNP Paribas	1,400,000 AUD	$1,114,610	$(2,678)
11/10/2017	JPMorgan	200,000 EUR	1,860,049 NOK	$(1,115)
11/10/2017	JPMorgan	460,000 EUR	$545,077	$4,636
11/10/2017	JPMorgan	307,584,000 KRW	$270,000	$2,958
11/10/2017	JPMorgan	450,000 NZD	414,630 CAD	$(9,603)
11/10/2017	JPMorgan	$100,000	125,647 CAD	$(688)
11/10/2017	JPMorgan	$100,000	11,026,056 JPY	$(632)
11/10/2017	JPMorgan	$225,000	4,055,675 MXN	$757
11/10/2017	JPMorgan	$225,000	4,030,733 MXN	$2,136
11/10/2017	JPMorgan	$225,000	1,746,723 NOK	$(491)
11/10/2017	JPMorgan	$225,000	1,830,287 SEK	$(6,282)
11/10/2017	JPMorgan	$450,000	1,622,811 PLN	$(5,044)
11/10/2017	JPMorgan	$700,000	12,779,100 MXN	$(6,570)
12/4/2017	Citibank	112,600 BRL	$35,299	$(19)
Contracts Sold:
11/10/2017	Bank of America	1,100,000 NZD	$785,829	$(2,900)
11/10/2017	Bank of America	$700,000	879,466 CAD	$4,763
11/10/2017	Bank of America	$580,000	726,641 CAD	$2,296
11/10/2017	Bank of America	$100,000	125,283 CAD	$396
11/10/2017	BNP Paribas	1,400,000 AUD	$1,110,998	$(934)
11/10/2017	Citibank	$225,000	1,776,364 NOK	$4,317
11/10/2017	JPMorgan	400,000 EUR	$473,757	$(4,254)
11/10/2017	JPMorgan	380,000 EUR	$453,284	$(827)
11/10/2017	JPMorgan	300,000 EUR	22,770,000 INR	$(5,368)
11/10/2017	JPMorgan	200,000 EUR	1,873,883 NOK	$2,901
11/10/2017	JPMorgan	50,000 GBP	$65,310	$501
11/10/2017	JPMorgan	307,584,000 KRW	$275,662	$2,704
11/10/2017	JPMorgan	450,000 NZD	409,610 CAD	$5,580
11/10/2017	JPMorgan	$450,000	8,104,137 MXN	$(1,913)
11/10/2017	JPMorgan	$225,000	1,817,386 SEK	$4,652
11/10/2017	JPMorgan	$150,000	16,497,780 JPY	$571
11/10/2017	JPMorgan	$100,000	125,983 CAD	$957
11/10/2017	JPMorgan	$100,000	10,998,520 JPY	$380
11/10/2017	JPMorgan	$85,000	9,369,791 JPY	$515
11/10/2017	Morgan Stanley	600,000 AUD	$477,591	$1,049
11/15/2017	JPMorgan	$180,000	176,288 CHF	$4,753
12/8/2017	Citibank	17,700 AUD	$14,045	$(8)
12/8/2017	Citibank	19,700 CAD	$15,782	$(8)
12/8/2017	Citibank	40,100 EUR	$47,961	$(32)
12/8/2017	Citibank	42,800 GBP	$55,491	$(34)
12/8/2017	Citibank	5,003,200 JPY	$45,709	$(17)
12/8/2017	Citibank	16,550 NZD	$11,862	$1
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(3,941)

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $393,483 and $377,845, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/(Depreciation) on Futures Contracts, Foreign Exchange Contracts and value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”
1	Zero coupon bond.
2	Affiliated holdings.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2017 were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Emerging Markets Core Fund	Federated Mortgage Core Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2016	1,534,613	63,511	—	—	1,598,124
Purchases/Additions	11,710,055	83,489	219,021	243,049	12,255,614
Sales/Reductions	(13,158,027)	(66,848)	(131,590)	(78,487)	(13,434,952)
Balance of Shares Held 8/31/2017	86,641	80,152	87,431	164,562	418,786
Value	$86,658	$734,995	$895,291	$1,629,164	$3,346,108
Change in Unrealized Appreciation/(Depreciation)	$(48)	$(10,064)	$7,614	$21,304	$ 18,806
Net Realized Gain/(Loss)	$302	$(6,013)	$17,941	$5,536	$17,766
Dividend Income	$6,865	$25,558	$26,396	$37,324	$ 96,143
3	7-day net yield.
4	At August 31, 2017, the cost of investments for federal tax purposes was $20,990,979. The net unrealized appreciation of investments for federal tax purposes was $604,268. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $962,797 and net unrealized depreciation from investments for those securities having an excess of cost over value of $358,529. The amounts presented are inclusive of derivative contracts.
5	Assets, other than investments in securities, less liabilities.
6	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$13,294,682	$—	$13,294,682
U.S. Treasury	—	4,945,175	—	4,945,175
Purchased Put Options	—	8,919	—	8,919
Purchased Call Options	—	5,010	—	5,010
Investment Companies[1]	86,658	—	—	3,346,108
TOTAL SECURITIES	$86,658	$21,513,236	$—	$21,599,894
Other Financial Instruments:
Assets
Futures Contracts	$2,281	$—	$—	$2,281
Foreign Exchange Contracts	—	51,127	—	51,127
Liabilities
Written Option Contracts	—	(2,987)	—	(2,987)
Futures Contracts	—	—	—	—
Foreign Exchange Contracts	—	(55,068)	—	(55,068)
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,281	$(6,928)	$—	$(4,647)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $3,259,450 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed of Emerging Markets Core Fund and Federated Mortgage Core Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	— Swiss Franc
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
INR	— Indian Rupee
JPY	—Japanese Yen
KRW	— South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	— Polish Zloty
SEK	—Swedish Krona
USD	—United States Dollar

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated International Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017